Oil and Gas Properties (Details Textual) (USD $)	1 Months Ended								3 Months Ended					9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2011 Well	Feb. 28, 2011	Dec. 31, 2010 Well acre	Nov. 30, 2010 acre	Aug. 31, 2010 acre Well	Apr. 30, 2010	Mar. 31, 2010	Jan. 31, 2010	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011 Well	Sep. 30, 2011	Dec. 31, 2009 Agreement	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011 acre Well	Dec. 31, 2010 Well	Dec. 31, 2009	May 31, 2010	May 28, 2010
Oil and Gas Properties (Textual)
Number of purchase and sale agreements with Edward Mike Davis, LLC and affiliates (“Davis”)													2
Number of common stock forfeited during period													1,450,000
Estimated fair value of common stock forfeited under the purchase and sale agreements						$ 1,875,000	$ 412,500						$ 5,075,000
Business purchase price	551,519		2,000,000			15,000,000	6,000,000	4,500,000										2,000,000
Cash portion of purchase price percentage						100.00%	100.00%	100.00%
Shares issued in connection with financing		653,449	1,500,000	6,666,667		3,250,000	550,000	1,000,000
Deferred financing costs related to shares issued	5,798,546		4,875,000	12,000,000		2,780,775	737,822	2,250,000										4,875,000		1,500,000
Common stock, shares issued			14,453,592			2,500,000	750,000		18,016,143		17,436,825			18,016,143			17,436,825	14,453,592
Description of royalty interest						One percent overriding royalty interest in connection with the financing from Hexagon.	One-half percent overriding royalty in the leases and wells in connection with the financing from Hexagon.
Warrants exercised			853,500			2,000,000												853,500			2,000,000
Excercise price of warrants per share						$ 2.50
Cash paid to acquisition business	6,469,552	1,253,780																		20,000,000
Area of land farmed					240
Percentage of working interest in well			40.00%		26.00%
Area of land farmed in the state of Nebraska					533
Percentage of working interest in well in the state of Nebraska.					33.00%
Number of Wells			2		1						2						2	2
Area of oil and gas interest purchased			2,000	33,800
Area of rights acquired in base				23,000
Drilling and completion cost of wells			7,000,000															7,000,000
Amount allocated to undeveloped leases			2,000,000															2,000,000
Number of well purchase			2
Wells in progress			1,219,397						3,986,919		6,425,509			3,986,919			6,425,509	1,219,397
Number of undeveloped oil and gas leases acquisitions	2
Proceed from sale of business										1,400,000	3,100,000						4,500,000
Area of undeveloped leases sold																	2,838
Evaluated oil and gas properties			26,307,975						40,460,933		32,113,143			40,460,933			32,113,143	26,307,975
Depreciation, depletion and amortization expenses																	4,274,215	5,036,000	0
Impairment of evaluated oil and gas properties														3,274,718			2,821,176
Inventory of unevaluated leasehold period																	3 years
Carrying value of undeveloped leases											$ 11,000,000						$ 11,000,000